Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Lifezone Metals Limited
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	78,269,952
Amendment Flag	false
Entity Central Index Key	0001958217
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41737
Entity Incorporation, State or Country Code	Y8
Entity Address, Address Line One	Commerce House
Entity Address, Address Line Two	1 Bowring Road
Entity Address, City or Town	Ramsey
Entity Address, Country	IM
Entity Address, Postal Zip Code	IM8 2TF
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1402
Auditor Name	GRANT THORNTON
Auditor Location	Dublin, Ireland
Business contact
Document Information Line Items
Entity Address, Address Line One	Commerce House
Entity Address, Address Line Two	1 Bowring Road
Entity Address, City or Town	Ramsey
Entity Address, Country	IM
Entity Address, Postal Zip Code	IM8 2TF
Contact Personnel Name	Chris Showalter
City Area Code	+44 (0)
Local Phone Number	1624 811 611
Ordinary shares, par value $0.0001 per share
Document Information Line Items
Trading Symbol	LZM
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Document Information Line Items
Trading Symbol	LZMW
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Security Exchange Name	NYSE